Summary of Significant Accounting Policies - Schedule of Basic and Dilutive Earnings Per Share (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Basic and Dilutive Net (loss) Income Per Share [Abstract]
Net (loss) income available to common shareholders (numerator)	$ (8,971,360)	$ 10,613	$ (17,791,065)	$ 3,918,735	$ (6,580,912)	$ 31,030,713
Weighted-average number of common shares (denominator)	17,327,652	16,708,776	17,090,140	16,689,537	16,728,783	16,368,429
Basic net (loss) income per share attributable to common stockholders	$ (0.52)	$ 0	$ (1.04)	$ 0.23	$ (0.39)	$ 1.9
Potential shares of common stock arising from stock options, warrants, and unvested RSU’s		6,710,950		6,818,731		5,329,956
Total shares-diluted (denominator)	17,327,652	23,419,726	17,090,140	23,508,268	16,728,783	21,698,384
Diluted net (loss) income per share attributable to common stockholders	$ (0.52)	$ 0	$ (1.04)	$ 0.17	$ (0.39)	$ 1.43
Anti-dilutive weighted shares excluded from the calculation of diluted (loss) income per common share	5,312,033	58,800	6,236,531	51,370	6,672,524